UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"THE U.S. FEDERAL RESERVE'S (THE FED)
MONETARY ACTION SUGGESTS THAT INTEREST             [PHOTO OF DANIEL S. McNAMARA]
RATES (AND THEREFORE YIELDS) WILL BE
LOW FOR A LONG PERIOD OF TIME..."

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SEPTEMBER 2012

Despite expectations to the contrary, yields continued to decline during the six-month reporting period, with some reaching new historic lows. Ten-year U.S. Treasury yields fell from 2.21% on March 30, 2012, to 1.63% on September 28, 2012. During the summer months, yields had been lower still, weighed down by worries about the euro zone debt crisis and the slowing global economy.

When the reporting period began in April of this year, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, though some observers hoped that growth would speed up during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward and the U.S. economy slowed down instead. Global economic conditions also deteriorated. Europe entered a recession, while China's economy weakened.

Meanwhile, the European Union's (EU) financial woes continued. The European Central Bank extended a number of its liquidity operations to help the financial markets deal with the effects of the debt crisis, giving politicians room to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. However, major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

In the United States, the presidential election has delayed what is widely expected to be a contentious debate in Congress over another increase in the nation's debt ceiling. Perhaps of even greater concern: the "fiscal cliff." Unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. I hope that once the election is over, our leaders will put their hands on the wheel and steer our nation onto a safer path. Investors should remember that it's not an all-or-none proposition. Congress can choose to cancel certain tax increases and spending cuts while keeping others in place. If Congress does not act, economic growth could slow dramatically.

The U.S. Federal Reserve (the Fed) continues to do what it can to support economic growth. In September, the Fed announced a long-anticipated third round of quantitative easing, making an open-ended commitment to continue

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

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buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also continued to keep short-term interest rates in a range between zero and 0.25% and said it planned to keep rates at these historically low levels until at least mid 2015. According to Fed Chairman Ben Bernanke, the Fed wants to push stock prices up and boost the housing market in an aggressive effort to increase consumer and business confidence and, ultimately, spending (the so-called "wealth effect").

The Fed's monetary action suggests that interest rates (and therefore yields) will be low for a long period of time, perhaps even after the appearance of the traditional signposts of economic recovery, such as higher inflation. Meanwhile, stock prices have appreciated significantly. For example, the S&P 500 Index was up nearly 3.50% during the reporting period. At the same time, economic fundamentals have softened. In the second quarter, earnings for companies in the S&P 500 Index grew by 2.29% on a year-over-year basis and they are forecast to decline slightly (around 2.50%) during the third quarter. In the short run, liquidity provided by the Fed may continue to drive equity valuations higher but at USAA Asset Management Company, we believe that in the long run, valuations always matter. As a result, we are taking advantage of the recent price appreciation to rebalance our portfolios, making sure they are not overexposed to sectors and securities where the risks have gone up but the expected rewards have gone down.

Against this backdrop, the tax-exempt bond market continued to record gains, including the USAA tax-exempt bond funds, which performed well. During the reporting period, our tax-exempt portfolios continued to benefit from our bench of credit research analysts. Because of their diligence, no USAA mutual fund held the municipal debt of Stockton, San Bernardino, or Mammoth Lakes, all of which filed for bankruptcy during the reporting period. However, despite the headlines, we continue to believe that bankruptcies like these will not become widespread. State and municipal governments are working hard to deal with their fiscal challenges. We expect the default rate among municipal issuers to remain extremely low. We believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

In the months ahead, our team of municipal bond managers and analysts will maintain their income focus as they strive to find attractive investments. On behalf of everyone here at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

Rebalancing and diversification are do not protect against losses or guarantee that an investor's goal will be met.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

  Portfolio of Investments                                                   16

  Notes to Portfolio of Investments                                          34

  Financial Statements                                                       36

  Notes to Financial Statements                                              39

EXPENSE EXAMPLE                                                              53

ADVISORY AGREEMENT                                                           55

The opinions expressed herein should not be considered as promises or advice and are pplicable only through the period on the front of this report. The risks of investing in your und are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA
USAA Asset Management Company                         [PHOTO OF JOHN C. BONNELL]

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o   HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND SHARES) PERFORM DURING
    THE REPORTING PERIOD?

    The Fund Shares provided a total return of 5.09% versus an average of 5.02% for the funds in the Lipper General & Insured Municipal Debt Funds Average. This compares to a 5.27% return for the Lipper General Municipal Debt Funds Index and a 4.24% return for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.01%, compared to the Lipper category average of 3.37%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market extended its rally during the reporting period. Municipal bonds have posted strong gains since January 2011 and have been among the best-performing asset classes in the fixed-income market. As prices rose, yields fell. Ten-year Treasury yields declined from 2.21% on March 30, 2012, to 1.63% on September 28, 2012, and the yields on 10-year AAA-rated municipals fell from 2.11% to 1.70%.

    Refer to pages 9 and 10 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TAX EXEMPT LONG-TERM FUND

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    As usual, supply and demand conditions drove higher tax-exempt bond prices.
    Though new issue supply increased during the reporting period, many of the bonds issued were refunding bonds -- where issuers are replacing higher-yielding bonds with debt issued at lower interest rates. As a result, there was little change in the net amount of tax-exempt supply. Demand also was robust. Despite their low absolute yields, municipal securities continued to be very attractive on an after-tax basis.

    Tax-exempt bond prices also benefited from investors' appetite for U.S. Treasury securities. As the Greek debt crisis continued, threatening to spill over to Spain and Italy, investors generally preferred the perceived safety of U.S. government bonds. The anemic U.S. recovery was also a source of concern. Though the economy continued to grow, its rate of expansion slowed during the reporting period. Jobs growth, which had improved during the first quarter 2012, deteriorated during the summer. In response, the Federal Reserve (the Fed) announced a third round of quantitative easing in September 2012.

    Despite some negative headlines during the reporting period, most state and local governments continued to make progress with their fiscal challenges, and took action as necessary to balance their budgets. As of the end of the second quarter, states also benefited from ten consecutive quarters of increased tax revenues, which helped to fill budget gaps.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In keeping with our investment approach, we maintained our focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). As a result of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories.

    Tax-exempt yields were extremely low on an absolute basis during the reporting period, but they were appealing compared to other fixed-income investments. We relied on our team of municipal analysts to

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    help us identify, what we believe to be, attractive investments for the Fund. As always, we continue to do our own credit research.

    We continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals. Our municipal analysts also continuously monitored every holding in the portfolio. To limit exposure to an unexpected event, the Fund is diversified both by issuer and geographic area. There are more than 400 bonds in the Fund.

o   WHAT IS YOUR OUTLOOK?

    In our opinion, the U.S. economy is likely to continue its slow-growth expansion. While the unemployment rate declined during the reporting period, job creation is likely to remain weak until economic conditions improve. After the November elections, we expect Congress to turn its attention to the so-called "fiscal cliff." If Congress does not act before year-end, significant tax increases and spending cuts will take effect on January 1, 2013. The Fed has extended its commitment to low interest rates and plans to keep short-term rates between zero and 0.25% until at least mid 2015. We expect Europe's fiscal troubles to remain a source of volatility.

    Though a number of state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. Overall, municipal credit quality remains strong, and we do not expect a material change in the longstanding debt repayment record of municipal issuers. Nevertheless, we are carefully monitoring the few municipal bankruptcy cases that have been filed. Occasional one-off problems are likely given the size and diversity of the tax-exempt market, but we expect such occurrences will remain the exception, not the rule.

    Tax-exempt bond prices have increased considerably since January 2011, and shareholders should not expect the same level of

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4  | USAA TAX EXEMPT LONG-TERM FUND

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    capital appreciation going forward. However, we believe municipal bonds will continue to look attractive for the tax-exempt income they provide. Their tax-exemption may become even more valuable if marginal tax rates increase and/or the Medicare investment tax is implemented as scheduled in 2013. In our opinion, shareholders should continue making investment decisions based on their long-term goals, risk tolerance, and time horizon.

    We appreciate your continued confidence in us. Thank you for your investment in the Fund.

    As interest rates rise, existing bond prices fall.

    Some income may be subject to state or local taxes but not the alternative minimum tax.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                               9/30/12               3/31/12
--------------------------------------------------------------------------------
Net Assets                                 $2,818.1 Million     $2,588.8 Million
Net Asset Value Per Share                       $13.91               $13.50
Dollar-Weighted Average
Portfolio Maturity(+)                         16.3 Years           16.5 Years

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.558               $0.589
Capital Gain Distributions Per Share            $0.016               $0.016

(+) Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
    3/31/12-9/30/12*           1 Year            5 Years            10 Years
         5.09%                 11.04%             5.73%               5.02%

--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 9/30/12**                  EXPENSE RATIO AS OF 3/31/12***
--------------------------------------------------------------------------------
              2.79%                                          0.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA TAX EXEMPT LONG-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2012

--------------------------------------------------------------------------------
             TOTAL RETURN       =     DIVIDEND RETURN        +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years         5.02%          =          4.84%             +          0.18%
5 Years          5.73%          =          5.06%             +          0.67%
1 Year          11.04%          =          4.49%             +          6.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2003-SEPTEMBER 30, 2012

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                   TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/2003              4.71%              4.85%                   -0.14%
9/30/2004              6.02%              4.73%                    1.29%
9/30/2005              4.77%              4.49%                    0.28%
9/30/2006              4.24%              4.51%                   -0.27%
9/30/2007              1.88%              4.46%                   -2.58%
9/30/2008             -5.63%              4.55%                  -10.18%
9/30/2009             14.62%              6.29%                    8.33%
9/30/2010              6.30%              5.07%                    1.23%
9/30/2011              3.49%              4.90%                   -1.41%
9/30/2012             11.04%              4.49%                    6.55%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/12, and
assuming marginal federal tax rates of:   25.00%    28.00%    33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             4.84%                 6.45%     6.72%     7.22%      7.44%
5 Years              5.06%                 6.75%     7.03%     7.55%      7.79%
1 Year               5.49%                 5.98%     6.23%     6.70%      6.90%

To match the Fund Shares' closing 30-day SEC Yield of 2.79%, on 9/30/12,

A FULLY TAXABLE INVESTMENT MUST PAY:       3.72%     3.87%     4.16%      4.29%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

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8  | USAA TAX EXEMPT LONG-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS                                      LIPPER GENERAL
                   MUNICIPAL          USAA TAX EXEMPT              MUNICIPAL
                  BOND INDEX       LONG-TERM FUND SHARES        DEBT FUNDS INDEX
09/30/02          $10,000.00            $10,000.00                 $10,000.00
10/31/02            9,834.22              9,795.60                   9,787.41
11/30/02            9,793.35              9,749.76                   9,751.24
12/31/02           10,000.00              9,984.06                   9,970.27
01/31/03            9,974.66              9,945.61                   9,908.61
02/28/03           10,114.11             10,124.02                  10,059.70
03/31/03           10,120.16             10,154.39                  10,043.21
04/30/03           10,187.03             10,267.66                  10,134.06
05/31/03           10,425.56             10,530.35                  10,375.34
06/30/03           10,381.25             10,436.30                  10,321.24
07/31/03           10,017.98             10,075.70                   9,969.51
08/31/03           10,092.70             10,184.36                  10,042.92
09/30/03           10,389.43             10,470.62                  10,337.99
10/31/03           10,337.11             10,431.11                  10,300.60
11/30/03           10,444.85             10,567.13                  10,417.51
12/31/03           10,531.33             10,684.70                  10,502.81
01/31/04           10,591.66             10,717.81                  10,538.20
02/29/04           10,751.06             10,932.74                  10,704.06
03/31/04           10,713.62             10,866.05                  10,642.21
04/30/04           10,459.89             10,602.43                  10,403.83
05/31/04           10,421.96             10,586.67                  10,370.24
06/30/04           10,459.89             10,643.02                  10,405.08
07/31/04           10,597.54             10,786.42                  10,532.22
08/31/04           10,809.91             11,013.32                  10,729.46
09/30/04           10,867.30             11,101.35                  10,791.36
10/31/04           10,960.81             11,197.55                  10,878.26
11/30/04           10,870.40             11,096.49                  10,797.22
12/31/04           11,003.16             11,282.99                  10,937.19
01/31/05           11,105.99             11,401.07                  11,045.28
02/28/05           11,069.04             11,363.17                  11,017.05
03/31/05           10,999.23             11,268.41                  10,933.99
04/30/05           11,172.69             11,472.36                  11,104.41
05/31/05           11,251.66             11,569.24                  11,190.89
06/30/05           11,321.46             11,643.62                  11,260.31
07/31/05           11,270.29             11,587.97                  11,219.98
08/31/05           11,384.08             11,711.76                  11,334.71
09/30/05           11,307.40             11,634.01                  11,254.14
10/31/05           11,238.74             11,550.10                  11,186.37
11/30/05           11,292.69             11,592.28                  11,237.27
12/31/05           11,389.80             11,714.01                  11,342.08
01/31/06           11,420.54             11,728.98                  11,372.64
02/28/06           11,497.21             11,830.85                  11,461.94
03/31/06           11,417.92             11,742.50                  11,395.83
04/30/06           11,414.00             11,724.12                  11,385.45
05/31/06           11,464.84             11,776.09                  11,442.94
06/30/06           11,421.68             11,704.18                  11,397.00
07/31/06           11,557.54             11,856.06                  11,535.65
08/31/06           11,729.04             12,037.08                  11,707.14
09/30/06           11,810.62             12,126.10                  11,788.15
10/31/06           11,884.68             12,212.35                  11,864.63
11/30/06           11,983.75             12,343.73                  11,964.02
12/31/06           11,941.41             12,276.18                  11,920.84
01/31/07           11,910.84             12,248.20                  11,897.20
02/28/07           12,067.78             12,408.75                  12,039.57
03/31/07           12,038.03             12,367.35                  12,008.94
04/30/07           12,073.67             12,402.75                  12,046.19
05/31/07           12,020.21             12,341.70                  11,994.74
06/30/07           11,957.92             12,264.15                  11,928.12
07/31/07           12,050.62             12,309.72                  11,985.74
08/31/07           11,998.63             12,118.55                  11,871.39
09/30/07           12,176.18             12,352.78                  12,040.58
10/31/07           12,230.45             12,401.63                  12,075.62
11/30/07           12,308.44             12,407.90                  12,096.04
12/31/07           12,342.61             12,351.38                  12,085.72
01/31/08           12,498.25             12,500.19                  12,229.12
02/29/08           11,926.04             11,756.92                  11,604.62
03/31/08           12,266.91             12,121.62                  11,913.82
04/30/08           12,410.45             12,331.39                  12,073.42
05/31/08           12,485.49             12,449.63                  12,165.43
06/30/08           12,344.57             12,301.70                  12,002.47
07/31/08           12,391.49             12,230.52                  11,990.41
08/31/08           12,536.50             12,350.96                  12,102.38
09/30/08           11,948.60             11,656.97                  11,460.56
10/31/08           11,826.64             11,128.69                  11,111.96
11/30/08           11,864.24             11,014.94                  10,983.14
12/31/08           12,037.21             10,803.64                  10,943.23
01/31/09           12,477.81             11,376.13                  11,459.47
02/28/09           12,543.37             11,470.43                  11,572.80
03/31/09           12,545.66             11,474.92                  11,532.63
04/30/09           12,796.28             11,827.25                  11,862.84
05/31/09           12,931.65             12,209.94                  12,135.83
06/30/09           12,810.50             12,104.06                  12,012.10
07/31/09           13,024.84             12,313.70                  12,201.73
08/31/09           13,247.50             12,617.58                  12,511.94
09/30/09           13,722.92             13,361.14                  13,148.85
10/31/09           13,434.86             13,063.22                  12,808.51
11/30/09           13,545.87             13,076.78                  12,847.50
12/31/09           13,591.64             13,189.75                  12,967.78
01/31/10           13,662.43             13,269.67                  13,031.57
02/28/10           13,794.86             13,386.51                  13,154.48
03/31/10           13,761.84             13,378.83                  13,163.93
04/30/10           13,929.08             13,552.23                  13,336.74
05/31/10           14,033.55             13,635.02                  13,407.03
06/30/10           14,041.89             13,627.89                  13,390.69
07/31/10           14,216.98             13,801.06                  13,549.61
08/31/10           14,542.48             14,161.22                  13,895.71
09/30/10           14,519.76             14,203.00                  13,907.15
10/31/10           14,479.54             14,160.04                  13,877.86
11/30/10           14,190.01             13,731.56                  13,494.63
12/31/10           13,915.02             13,371.91                  13,183.18
01/31/11           13,812.52             13,164.03                  13,018.61
02/28/11           14,032.41             13,406.28                  13,228.58
03/31/11           13,985.65             13,353.21                  13,179.41
04/30/11           14,236.11             13,609.59                  13,400.04
05/31/11           14,479.38             13,940.15                  13,686.23
06/30/11           14,529.90             14,051.80                  13,779.27
07/31/11           14,678.18             14,240.97                  13,925.33
08/31/11           14,929.29             14,407.54                  14,112.42
09/30/11           15,083.63             14,702.29                  14,324.57
10/31/11           15,027.55             14,662.99                  14,280.05
11/30/11           15,116.32             14,739.43                  14,338.74
12/31/11           15,403.90             15,042.40                  14,627.59
01/31/12           15,760.14             15,525.50                  15,086.49
02/29/12           15,775.67             15,579.67                  15,131.58
03/31/12           15,673.16             15,532.18                  15,060.75
04/30/12           15,853.98             15,710.76                  15,255.21
05/31/12           15,985.59             15,890.45                  15,416.50
06/30/12           15,968.42             15,909.49                  15,410.09
07/31/12           16,221.50             16,158.72                  15,704.70
08/31/12           16,239.97             16,227.65                  15,747.22
09/30/12           16,338.06             16,321.44                  15,854.00

                                   [END CHART]

                       Data from 9/30/02 through 9/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General & Insured Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                        LIPPER GENERAL & INSURED
                          USAA TAX EXEMPT                    MUNICIPAL DEBT
                       LONG-TERM FUND SHARES                 FUNDS AVERAGE
09/30/03                       4.70%                             4.01%
09/30/04                       4.52                              3.90
09/30/05                       4.40                              3.80
09/30/06                       4.39                              3.78
09/30/07                       4.60                              3.85
09/30/08                       5.35                              4.29
09/30/09                       5.06                              4.01
09/30/10                       4.76                              3.84
09/30/11                       4.66                              3.91
09/30/12                       4.01                              3.37

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/03 to 9/30/12.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UTELX)

--------------------------------------------------------------------------------
                                                 9/30/12             3/31/12
--------------------------------------------------------------------------------
Net Assets                                     $8.0 Million        $5.9 Million
Net Asset Value Per Share                         $13.91              $13.50

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                    $0.516              $0.546
Capital Gain Distributions Per Share              $0.016              $0.016

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
   3/31/12-9/30/12*                   1 Year           Since Inception 8/1/10
         4.93%                        10.70%                    7.69%

<CPATION>
--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/12**
--------------------------------------------------------------------------------
      Unsubsidized    1.80%                           Subsidized    2.47%

<CPATION>
--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/12***
--------------------------------------------------------------------------------
   Before Reimbursement    1.32%                 After Reimbursement    0.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.85% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 2.47% on 9/30/12, and
assuming marginal federal tax rates of:    25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:        3.29%     3.43%     3.69%     3.80%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2012 tax rates.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA TAX EXEMPT          LIPPER GENERAL           BARCLAYS
                 LONG-TERM FUND             MUNICIPAL              MUNICIPAL
                 ADVISER SHARES          DEBT FUNDS INDEX         BOND INDEX
07/31/10           $10,000.00              $10,000.00             $10,000.00
08/31/10            10,257.04               10,255.42              10,228.95
09/30/10            10,277.14               10,263.87              10,212.97
10/31/10            10,250.63               10,242.26              10,184.68
11/30/10             9,937.52                9,959.42               9,981.03
12/31/10             9,674.03                9,729.56               9,787.61
01/31/11             9,520.45                9,608.10               9,715.50
02/28/11             9,692.44                9,763.07               9,870.17
03/31/11             9,651.09                9,726.78               9,837.28
04/30/11             9,825.33                9,889.61              10,013.45
05/31/11            10,068.91               10,100.83              10,184.57
06/30/11            10,146.27               10,169.49              10,220.10
07/31/11            10,279.97               10,277.29              10,324.40
08/31/11            10,397.27               10,415.37              10,501.03
09/30/11            10,606.92               10,571.94              10,609.58
10/31/11            10,575.98               10,539.08              10,570.14
11/30/11            10,628.53               10,582.40              10,632.58
12/31/11            10,844.11               10,795.57              10,834.86
01/31/12            11,181.64               11,134.26              11,085.43
02/29/12            11,226.28               11,167.53              11,096.35
03/31/12            11,189.13               11,115.26              11,024.25
04/30/12            11,314.99               11,258.77              11,151.44
05/31/12            11,441.35               11,377.81              11,244.01
06/30/12            11,443.63               11,373.09              11,231.93
07/31/12            11,628.30               11,590.52              11,409.94
08/31/12            11,674.37               11,621.90              11,422.94
09/30/12            11,739.07               11,700.70              11,491.93

                                   [END CHART]

                       Data from 7/31/10 through 9/30/12.*

                  See pages 9 and 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the usaa Tax Exempt Long-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/12
                                (% of Net Assets)

Hospital ...............................................................   20.1%
General Obligation .....................................................   12.8%
Education ..............................................................    9.0%
Special Assessment/Tax/Fee .............................................    8.1%
Electric Utilities .....................................................    7.9%
Airport/Port ...........................................................    5.1%
Appropriated Debt ......................................................    4.8%
Nursing/CCRC ...........................................................    4.6%
Toll Roads .............................................................    3.9%
BuildingS ..............................................................    2.9%

You will find a complete list of securities that the Fund owns on pages 16-33.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/12 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         5.9%
AA                                                                         25.8%
A                                                                          26.9%
BBB                                                                        26.6%
BELOW INVESTMENT-GRADE                                                      1.9%
SHORT-TERM INVESTMENT-GRADE RATINGS                                         8.1%
UNRATED                                                                     4.8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the Categories and Definitions section within the Portfolio of Investments). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-33.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

           insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD    Community College District
    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    ETM    Escrowed to final maturity
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    IDC    Industrial Development Corp.
    ISD    Independent School District
    PRE    Prerefunded to a date prior to maturity
    USD    Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (88.5%)

           ALABAMA (0.7%)
 $  4,245  Chatom IDB (INS)                                         5.00%       8/01/2037    $    4,779
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2031         2,547
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2036         2,510
    7,000  Port Auth.                                               6.00       10/01/2035         8,157
    2,000  Selma IDB                                                5.80        5/01/2034         2,273
                                                                                             ----------
                                                                                                 20,266
                                                                                             ----------
           ARIZONA (2.3%)
    5,000  Apache County IDA                                        4.50        3/01/2030         5,251
    5,000  Goodyear                                                 5.63        7/01/2039         5,574
    6,000  Health Facilities Auth.                                  5.00        2/01/2042         6,308
    7,000  Maricopa County                                          5.00        6/01/2035         7,818
    3,500  Maricopa County                                          4.50        8/01/2042         3,599
    1,000  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                 4.65(a)     7/01/2029         1,212
    1,500  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                 4.66(a)     7/01/2030         1,819
    4,000  Pima County IDA                                          5.75        9/01/2029         4,270
    2,685  Pima County IDA                                          4.50        6/01/2030         2,805
    3,000  Pima County IDA                                          5.25       10/01/2040         3,287
    3,500  Scottsdale IDA                                           5.25        9/01/2030         3,547
    9,325  Univ. Medical Center Corp.                               5.00        7/01/2035         9,592
    2,000  Yavapai County IDA                                       5.63        8/01/2033         2,112
    7,500  Yavapai County IDA                                       5.63        8/01/2037         7,868
                                                                                             ----------
                                                                                                 65,062
                                                                                             ----------
           ARKANSAS (0.1%)
    1,000  Dev. Finance Auth. (INS)                                 4.97(b)     7/01/2028           561
    1,165  Dev. Finance Auth. (INS)                                 4.98(b)     7/01/2029           623
    1,150  Dev. Finance Auth. (INS)                                 4.99(b)     7/01/2030           576
    2,500  Dev. Finance Auth. (INS)                                 5.03(b)     7/01/2036           864
                                                                                             ----------
                                                                                                  2,624
                                                                                             ----------
           CALIFORNIA (7.9%)
    1,000  Cerritos CCD                                             5.63(b)     8/01/2031           413
    2,500  Cerritos CCD                                             5.67(b)     8/01/2032           978
    2,175  Cerritos CCD                                             5.71(b)     8/01/2033           794
    1,000  Cerritos CCD                                             5.76(b)     8/01/2034           344
    1,500  Cerritos CCD                                             5.82(b)     8/01/2035           487
    2,200  Cerritos CCD                                             5.88(b)     8/01/2036           675

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  8,500  Coachella Valley USD (INS)                               5.95%(b)    8/01/2041    $    1,758
    6,700  Corona-Norco USD (INS)                                   5.50        8/01/2039         7,646
    3,000  El Camino CCD                                            5.08(b)     8/01/2034         1,079
    3,000  El Camino CCD                                            5.24(b)     8/01/2038           849
   10,000  El Monte Union High School District (INS)                5.75(b)     6/01/2042         1,996
    2,500  Escondido Union High School District (INS)               5.00        6/01/2037         2,716
    2,410  Golden State Tobacco Securitization (INS)                4.56        6/01/2022         2,528
    5,000  Golden State Tobacco Securitization (INS)                4.55        6/01/2023         5,239
    5,000  Indio Redevelopment Agency                               5.25        8/15/2035         5,116
   17,025  Inland Empire Tobacco Securitization Auth.               5.98        6/01/2026        15,427
    2,000  Jurupa Public Finance Auth. (INS)                        5.00        9/01/2033         2,185
    1,200  Los Alamitos USD, 5.95%, 8/01/2024                       5.95(a)     8/01/2034           734
    4,500  Los Alamitos USD, 6.05%, 8/01/2024                       6.05(a)     8/01/2042         2,695
    3,000  Monterey Peninsula USD (INS)                             5.50        8/01/2034         3,519
   15,000  Palomar Pomerado Health                                  5.13        8/01/2037        16,149
    1,860  Paramount USD                                            6.82(b)     8/01/2034           591
    2,000  Paramount USD                                            6.86(b)     8/01/2035           601
    2,750  Paramount USD                                            6.88(b)     8/01/2036           768
    2,750  Paramount USD                                            6.90(b)     8/01/2037           726
    9,105  Public Works Board                                       5.00       11/01/2029         9,824
    2,500  Public Works Board                                       5.00       12/01/2029         2,822
    2,610  Public Works Board                                       5.00        4/01/2030         2,792
    2,000  Public Works Board                                       5.00       10/01/2030         2,260
    1,110  Public Works Board                                       5.00       10/01/2031         1,249
    2,000  Public Works Board                                       5.00       12/01/2031         2,223
    4,705  San Francisco City and County
             Redevelopment Financing Auth. (INS)                    4.88        8/01/2036         4,741
    3,000  San Marcos Schools Financing Auth. (INS)                 5.00        8/15/2040         3,313
   13,605  San Ysidro School District (INS)                         5.58(b)     8/01/2036         3,904
   14,285  San Ysidro School District (INS)                         5.64(b)     8/01/2037         3,862
   15,000  Santa Ana USD (INS)                                      5.45(b)     4/01/2029         6,453
    5,000  Southern California Public Power Auth.                   5.00        7/01/2040         5,649
    6,000  State                                                    5.25        2/01/2030         7,079
   24,700  State(c)                                                 4.50        8/01/2030        26,672
    5,000  State                                                    5.75        4/01/2031         5,952
    2,710  State (PRE)                                              5.00        2/01/2032         2,820
    5,390  State                                                    5.00        2/01/2032         5,556
    6,000  State                                                    5.00       11/01/2032         6,786
    5,000  State                                                    5.00       12/01/2032         5,561
    8,000  State                                                    5.25        4/01/2035         9,282
   10,000  Statewide Communities Dev. Auth.                         5.00        4/01/2042        11,030
    8,885  Stockton USD (INS)                                       7.33(b)     8/01/2034         2,592
    2,500  Victor Elementary School District (INS)                  5.13        8/01/2034         2,834

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  5,180  Washington Township Health Care Dist.                    5.25%       7/01/2030    $    5,686
    5,000  Washington Township Health Care Dist.                    5.50        7/01/2038         5,529
                                                                                             ----------
                                                                                                222,484
                                                                                             ----------
           COLORADO (2.2%)
    3,500  Denver Convention Center Hotel Auth. (INS)               4.75       12/01/2035         3,562
    3,000  Denver Health and Hospital Auth. (PRE)                   6.25       12/01/2033         3,381
   15,765  Denver Health and Hospital Auth.                         4.75       12/01/2034        16,078
    2,000  E-470 Public Highway Auth.                               5.38        9/01/2026         2,192
   10,000  E-470 Public Highway Auth. (INS)                         5.06(b)     9/01/2035         2,857
    1,000  Eagle Bend Metropolitan District No. 2 (INS) (PRE)       5.25       12/01/2023         1,059
    4,000  Health Facilities Auth. (INS)                            5.50       12/01/2027         4,029
    3,500  Health Facilities Auth.                                  5.00        6/01/2029         3,646
    3,000  Health Facilities Auth.                                  5.25        6/01/2031         3,247
    2,000  Health Facilities Auth.                                  5.00        6/01/2035         2,080
    2,500  Health Facilities Auth.                                  5.25        6/01/2036         2,692
    2,000  Health Facilities Auth.                                  5.00       10/01/2042         2,189
    5,000  Health Facilities Auth.                                  5.00       12/01/2042         5,338
    8,250  State (INS)                                              5.00       11/01/2030         9,039
    2,000  Vista Ridge Metropolitan District (INS)                  5.00       12/01/2036         1,788
                                                                                             ----------
                                                                                                 63,177
                                                                                             ----------
           CONNECTICUT (1.3%)
    2,500  Health and Educational Facilities Auth. (INS)            5.13        7/01/2030         2,528
    2,000  Health and Educational Facilities Auth.                  5.00        7/01/2035         2,220
   64,950  Mashantucket (Western) Pequot Tribe,
             acquired 9/18/1997-12/05/2002; cost $62,996(d),(e),(f) 5.75        9/01/2027        25,677
    1,500  Mashantucket (Western) Pequot Tribe, acquired
             11/07/2001; cost $1,435(d),(e),(f)                     5.50        9/01/2028           593
    5,000  Mashantucket (Western) Pequot Tribe,
             acquired 11/09/2007; cost $4,846(d),(e),(f)            5.75        9/01/2034         1,974
    7,500  Mashantucket (Western) Pequot Tribe,
             acquired 7/19/2006-7/20/2006; cost $7,683(d),(e),(f)   5.50        9/01/2036         2,962
                                                                                             ----------
                                                                                                 35,954
                                                                                             ----------
           DELAWARE (0.2%)
    4,000  EDA                                                      5.40        2/01/2031         4,492
                                                                                             ----------
           DISTRICT OF COLUMBIA (1.8%)
   12,870  Community Academy Public Charter School, Inc. (INS)      4.88        5/01/2037        11,109
    1,305  District of Columbia                                     5.00        7/01/2036         1,442
    1,500  District of Columbia                                     5.00        7/01/2042         1,646
    7,500  Metropolitan Washington Airports Auth.                   5.13       10/01/2034         8,325
    5,000  Metropolitan Washington Airports Auth.                   5.00       10/01/2039         5,671

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20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $ 10,000  Metropolitan Washington Airports Auth.                   5.63%      10/01/2039    $   11,424
   10,000  Washington Convention & Sports Auth.                     5.00       10/01/2040        10,833
                                                                                             ----------
                                                                                                 50,450
                                                                                             ----------
           FLORIDA (11.1%)
    2,000  Brevard County Health Facilities Auth.                   7.00        4/01/2039         2,489
   20,000  Brevard County School Board (INS)(c)                     5.00        7/01/2032        21,517
    1,500  Broward County                                           5.25       10/01/2034         1,805
      350  Broward County School Board (INS)                        5.25        7/01/2027           396
   10,000  Broward County School Board (INS)                        5.00        7/01/2032        10,631
    2,000  Clearwater                                               5.25       12/01/2039         2,291
    5,675  Department of Children and Family Services               5.00       10/01/2025         6,255
    1,500  Escambia County                                          6.25       11/01/2033         1,740
    1,000  Escambia County Housing Finance Auth. (INS)              5.75        6/01/2031         1,143
    3,950  Gainesville                                              5.25       10/01/2034         4,682
    1,000  Hialeah Gardens Health Care Facilities Auth.
             (LOC - SunTrust Bank)                                  5.00        8/15/2037         1,038
    3,500  Highlands County Health Facilities Auth.                 5.00       11/15/2031         3,809
      625  Hillsborough County (INS)                                5.13        3/01/2020           627
    5,725  Hillsborough County IDA                                  5.50       10/01/2023         5,728
    2,270  Jacksonville                                             5.00       10/01/2029         2,653
    5,750  Jacksonville Economic Dev. Commission                    5.00       11/15/2036         6,367
    2,470  Jacksonville Health Facilities Auth.                     5.25       11/15/2032         2,502
    4,000  JEA Water & Sewer System                                 5.00       10/01/2039         4,516
    4,000  Lake County School Board (INS)                           5.00        7/01/2029         4,113
      500  Lakeland Educational Facility                            5.00        9/01/2037           536
    1,000  Lakeland Educational Facility                            5.00        9/01/2042         1,068
    4,000  Lee County IDA                                           5.75       10/01/2042         3,938
    2,500  Loan Council Revenue (INS)                               5.25       10/01/2033         2,880
    1,500  Miami (INS)                                              5.00       10/01/2034         1,637
   13,125  Miami (INS)                                              5.25        7/01/2035        14,584
    4,000  Miami (INS)                                              5.25        7/01/2039         4,402
    2,000  Miami Beach                                              5.00        9/01/2040         2,210
    4,400  Miami-Dade County (INS)                                  5.75       10/01/2024         4,416
    6,875  Miami-Dade County                                        5.00       10/01/2029         7,824
    3,950  Miami-Dade County                                        5.00       10/01/2034         4,477
   23,205  Miami-Dade County                                        5.38       10/01/2035        26,657
    5,000  Miami-Dade County                                        5.00        7/01/2040         5,475
    5,000  Miami-Dade County School Board (INS)                     5.25        2/01/2027         5,668
    5,000  Miami-Dade County School Board (INS)                     5.00        5/01/2033         5,518
    5,000  Orange County (INS)                                      5.00       10/01/2031         5,304
    4,000  Orange County Health Facilities Auth. (PRE)              5.75       12/01/2027         4,039
    3,000  Orange County Health Facilities Auth.                    5.25       10/01/2035         3,278
   10,000  Orange County Health Facilities Auth.                    4.75       11/15/2036        10,314

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  6,255  Orange County Health Facilities Auth.                    5.13%      11/15/2039    $    6,541
    8,000  Orange County Health Facilities Auth.                    5.00       10/01/2042         8,664
   12,170  Orange County School Board (INS)                         5.00        8/01/2031        13,350
    5,000  Orange County School Board (INS)                         5.00        8/01/2032         5,580
   10,000  Orange County School Board (INS)                         5.50        8/01/2034        11,619
    6,000  Orlando-Orange County Expressway Auth.                   5.00        7/01/2035         6,734
    2,000  Orlando-Orange County Expressway Auth.                   5.00        7/01/2035         2,245
   10,000  Palm Beach County                                        5.00       10/01/2031        11,693
    1,000  Pinellas County Educational Facilities Auth.             5.00       10/01/2027         1,089
    1,000  Pinellas County Educational Facilities Auth.             5.25       10/01/2030         1,097
    3,650  Pinellas County Educational Facilities Auth.             6.00       10/01/2041         4,101
    4,000  Polk County Utility Systems (INS)                        5.00       10/01/2030         4,269
    4,000  Port St. Lucie Utility System (INS)                      4.64(b)     9/01/2032         1,606
    4,000  Port St. Lucie Utility System (INS)                      4.65(b)     9/01/2033         1,529
    1,000  Sarasota County Public Hospital District                 5.63        7/01/2039         1,107
    5,000  South Miami Health Facilities Auth.                      4.63        8/15/2029         5,316
    1,710  St. Johns County IDA (INS)(d)                            5.50        3/01/2017         1,714
    3,000  St. Petersburg Health Facilities Auth.                   6.50       11/15/2039         3,602
      600  State Higher Educational Facility                        5.00        4/01/2032           663
    1,500  State Higher Educational Facility                        5.25        4/01/2042         1,660
    3,000  State Univ. Financial Assistance, Inc. (PRE)             5.00       10/01/2031         3,001
    3,400  Sumter County (INS)                                      5.00        6/01/2036         3,576
    2,200  Tampa Housing Auth.                                      4.85        7/01/2036         2,293
    2,350  Volusia County Educational Facilities Auth. (INS)        5.00       10/15/2029         2,624
    8,350  Volusia County School Board (INS)                        5.00        8/01/2031         8,705
    1,165  West Palm Beach Community Redevelopment Agency           5.00        3/01/2029         1,218
                                                                                             ----------
                                                                                                314,123
                                                                                             ----------
           GEORGIA (1.4%)
    3,500  Atlanta Airport                                          5.00        1/01/2035         3,889
   10,000  Burke County Dev. Auth.                                  7.00        1/01/2023        11,967
    4,000  Dahlonega Downtown Dev. Auth. (INS)                      5.00        7/01/2040         4,495
    4,000  Glynn-Brunswick Memorial Hospital Auth.                  5.63        8/01/2034         4,500
    1,600  Private Colleges & Universities Auth.                    5.00       10/01/2032         1,735
   10,000  Savannah EDA                                             6.15        3/01/2017        11,292
    1,000  Thomasville Hospital Auth.                               5.25       11/01/2035         1,106
    1,250  Thomasville Hospital Auth.                               5.38       11/01/2040         1,384
                                                                                             ----------
                                                                                                 40,368
                                                                                             ----------
           HAWAII (0.2%)
    6,000  State                                                    6.50        7/01/2039         7,051
                                                                                             ----------
           IDAHO (0.1%)
    1,500  Health Facilities Auth. (INS)                            5.00        7/01/2035         1,666
                                                                                             ----------

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           ILLINOIS (8.4%)
 $    520  Chicago (INS)                                            5.25%       1/01/2029    $      544
    4,381  Chicago                                                  6.75       12/01/2032         4,509
    3,445  Chicago-O'Hare International Airport (INS)               5.13        1/01/2020         3,454
    3,060  Chicago-O'Hare International Airport (INS)               5.13        1/01/2021         3,068
    5,000  Chicago-O'Hare International Airport                     5.75        1/01/2039         5,913
    2,000  Finance Auth.                                            5.00        4/01/2026         1,962
    5,000  Finance Auth.                                            5.50        8/15/2028         5,503
    2,500  Finance Auth. (INS)                                      5.75       11/01/2028         2,823
    5,000  Finance Auth.                                            7.25       11/01/2030         6,340
    4,500  Finance Auth.                                            5.00        4/01/2031         4,294
    7,565  Finance Auth.                                            5.50        4/01/2032         7,911
    8,000  Finance Auth.                                            6.00       10/01/2032         9,542
   14,875  Finance Auth.                                            4.50       11/15/2032        15,005
    5,000  Finance Auth.                                            5.75       10/01/2035         5,467
    7,000  Finance Auth.                                            5.00        4/01/2036         6,528
   20,000  Finance Auth.                                            5.38        8/15/2039        21,531
    1,205  Finance Auth.                                            5.25       10/01/2039         1,282
    9,445  Health Facilities Auth.                                  5.25        9/01/2024         9,456
    2,500  Housing Dev. Auth.                                       4.85        1/01/2037         2,576
    5,000  Metropolitan Pier and Exposition Auth. (INS)             5.50        6/15/2020         5,845
    2,500  Metropolitan Pier and Exposition Auth. (INS)             5.55        6/15/2021         2,906
   10,000  Railsplitter Tobacco Settlement Auth.                    5.50        6/01/2023        11,743
   23,980  Regional Transportation Auth. (INS)                      5.75        6/01/2020        30,272
   37,550  Regional Transportation Auth. (INS)                      6.50        7/01/2030        53,314
    3,000  Schaumburg (INS)                                         5.25       12/01/2034         3,259
    1,500  State                                                    1.50        6/15/2021         1,508
    1,000  Univ. of Illinois                                        5.13        4/01/2036         1,120
    7,676  Village of Gilberts (INS)                                4.75        3/01/2030         7,833
    1,757  Village of Montgomery Kane and Kendall Counties (INS)    4.70        3/01/2030         1,712
    1,500  Village of Round Lake (INS)                              4.70        3/01/2033         1,577
                                                                                             ----------
                                                                                                238,797
                                                                                             ----------
           INDIANA (0.8%)
    3,440  Finance Auth.                                            5.00       10/01/2033         3,689
    5,000  Finance Auth.                                            5.00        6/01/2039         5,238
    6,000  Indianapolis (INS)                                       5.50        1/01/2038         6,833
    7,500  Rockport (INS)                                           4.63        6/01/2025         7,804
                                                                                             ----------
                                                                                                 23,564
                                                                                             ----------
           IOWA (0.4%)
    5,000  Finance Auth. (INS)                                      4.75       12/01/2031         5,036
    5,000  Finance Auth. (INS)                                      5.00       12/01/2039         5,042
                                                                                             ----------
                                                                                                 10,078
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           KANSAS (1.4%)
 $  9,000  Burlington (INS)                                         4.85%       6/01/2031    $    9,458
    4,670  Wyandotte County                                         5.00       12/01/2020         4,960
   33,200  Wyandotte County                                         5.18(b)     6/01/2021        22,588
    3,415  Wyandotte County                                         5.00        9/01/2032         3,967
                                                                                             ----------
                                                                                                 40,973
                                                                                             ----------
           KENTUCKY (0.6%)
    1,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2033         1,119
    4,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2038         4,431
    5,000  Municipal Power Agency (INS)                             5.00        9/01/2037         5,366
    4,000  Ohio County                                              6.00        7/15/2031         4,260
    2,000  Owen County                                              6.25        6/01/2039         2,259
                                                                                             ----------
                                                                                                 17,435
                                                                                             ----------
           LOUISIANA (1.6%)
    2,500  Lafayette Public Trust Financing Auth. (INS)             5.50       10/01/2035         2,872
    3,750  Local Government Environmental Facilities and
             Community Dev. Auth.                                   6.50        8/01/2029         4,425
   25,000  Parish of St. John the Baptist                           5.13        6/01/2037        26,615
   10,000  Public Facilities Auth.                                  5.00        6/01/2030        10,753
                                                                                             ----------
                                                                                                 44,665
                                                                                             ----------
           MARYLAND (0.6%)
    2,500  EDC                                                      6.20        9/01/2022         3,080
    5,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2033         5,444
    1,700  Health and Higher Educational Facilities Auth.           5.00        7/01/2037         1,885
    6,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2038         6,492
                                                                                             ----------
                                                                                                 16,901
                                                                                             ----------
           MASSACHUSETTS (0.9%)
    2,000  Dev. Finance Agency (INS)                                5.25        3/01/2026         2,083
    2,000  Dev. Finance Agency (INS)                                5.00        3/01/2036         2,039
   10,000  Health and Educational Facilities Auth.                  6.25        7/01/2030        11,711
    3,500  Health and Educational Facilities Auth.                  5.00        7/15/2032         3,566
    1,250  Health and Educational Facilities Auth.                  5.00        7/01/2033         1,285
      500  Health and Educational Facilities Auth.                  5.00        7/15/2037           506
    5,000  School Building Auth. (INS)                              4.75        8/15/2032         5,583
                                                                                             ----------
                                                                                                 26,773
                                                                                             ----------
           MICHIGAN (1.2%)
   59,395  Building Auth. (INS)                                     5.01(b)    10/15/2030        24,955
    4,500  Lansing Board of Water & Light                           5.00        7/01/2037         5,157
    3,000  Strategic Fund                                           5.63        7/01/2020         3,633
                                                                                             ----------
                                                                                                 33,745
                                                                                             ----------

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           MINNESOTA (1.1%)
 $  4,000  Chippewa County                                          5.50%       3/01/2037    $    4,168
    7,061  Higher Education Facilities Auth., acquired
             8/28/2006; cost $7,149(d),(e)                          5.43        8/28/2031         7,447
    2,500  Higher Education Facilities Auth.                        5.00       10/01/2039         2,803
    3,000  St. Louis Park                                           5.75        7/01/2030         3,378
    2,000  Tobacco Securitization Auth.                             5.25        3/01/2031         2,261
   10,000  Washington County Housing and
             Redevelopment Auth.                                    5.50       11/15/2027        10,011
                                                                                             ----------
                                                                                                 30,068
                                                                                             ----------
           MISSISSIPPI (0.5%)
    1,000  Hospital Equipment and Facilities Auth.                  5.25       12/01/2026         1,042
    8,750  Warren County                                            4.80        8/01/2030         8,757
    3,000  Warren County                                            5.38       12/01/2035         3,290
                                                                                             ----------
                                                                                                 13,089
                                                                                             ----------
           MISSOURI (1.6%)
   25,000  Cape Girardeau County IDA                                5.00        6/01/2036        25,631
    1,000  Cape Girardeau County IDA                                5.75        6/01/2039         1,126
    8,000  Cass County                                              5.63        5/01/2038         8,162
    2,000  Dev. Finance Board                                       5.00        6/01/2035         2,065
    7,500  Health and Educational Facilities Auth.                  5.50       11/15/2033         8,376
                                                                                             ----------
                                                                                                 45,360
                                                                                             ----------
           MONTANA (0.5%)
    6,500  Forsyth (INS)                                            4.65        8/01/2023         7,157
    5,000  Forsyth                                                  5.00        5/01/2033         5,774
                                                                                             ----------
                                                                                                 12,931
                                                                                             ----------
           NEBRASKA (0.1%)
    2,250  Douglas County Hospital Auth.                            6.13        8/15/2031         2,543
                                                                                             ----------
           NEVADA (1.8%)
    3,000  Carson City                                              5.00        9/01/2033         3,237
    4,000  Clark County (INS)                                       5.00        7/01/2026         4,511
   11,000  Clark County                                             5.13        7/01/2034        12,267
    5,000  Clark County (INS)                                       5.25        7/01/2039         5,637
   12,410  Clark County EDC                                         5.00        5/15/2029        13,054
   10,420  Truckee Meadows Water Auth. (INS)                        4.88        7/01/2034        11,239
                                                                                             ----------
                                                                                                 49,945
                                                                                             ----------
           NEW JERSEY (1.8%)
    3,000  Camden County Improvement Auth.                          5.75        2/15/2034         3,066
    6,000  EDA                                                      5.00        9/01/2024         7,129
    2,000  EDA                                                      5.00        6/15/2028         2,222

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  6,000  EDA (PRE)                                                5.75%       6/15/2029    $    6,562
    2,150  EDA (PRE)                                                5.50        6/15/2031         2,342
   11,500  Health Care Facilities Financing Auth.                   5.00        7/01/2029        11,870
   15,000  Health Care Facilities Financing Auth.                   5.63        7/01/2032        16,945
                                                                                             ----------
                                                                                                 50,136
                                                                                             ----------
           NEW MEXICO (1.4%)
   32,380  Farmington                                               4.88        4/01/2033        33,613
    5,000  Farmington                                               5.90        6/01/2040         5,594
                                                                                             ----------
                                                                                                 39,207
                                                                                             ----------
           NEW YORK (3.3%)
    2,040  Buffalo and Erie County Industrial Land Dev. Corp.       5.38       10/01/2041         2,351
   21,485  Dormitory Auth.                                          6.00        8/15/2016        23,543
    2,040  Dormitory Auth.                                          5.25        7/01/2024         2,243
    2,250  Dormitory Auth.                                          5.25        7/01/2029         2,418
   16,130  Liberty Dev. Corp.                                       5.25       10/01/2035        18,942
    2,000  Long Island Power Auth.                                  5.75        4/01/2039         2,401
    5,000  Metropolitan Transportation Auth.                        5.00       11/15/2042         5,615
        5  New York City                                            5.30       12/01/2018             5
       60  New York City                                            5.88        8/01/2019            61
    5,000  New York City                                            5.13       12/01/2028         5,861
    1,500  New York City Municipal Water Finance Auth.              5.00        6/15/2037         1,711
    7,500  New York City Transitional Finance Auth.                 5.00        1/15/2034         8,324
    5,000  Thruway Auth.                                            5.00        1/01/2042         5,654
   10,000  Triborough Bridge and Tunnel Auth.                       5.00       11/15/2031        11,240
    2,500  Triborough Bridge and Tunnel Auth.                       3.70(b)    11/15/2032         1,229
    2,000  Troy Capital Resource Corp.                              5.00        9/01/2030         2,273
                                                                                             ----------
                                                                                                 93,871
                                                                                             ----------
           NORTH CAROLINA (1.1%)
      645  Capital Facilities Finance Agency                        5.00        3/01/2034           702
   10,000  Capital Facilities Finance Agency                        4.63       11/01/2040        10,790
    3,750  Charlotte-Mecklenberg Hospital Auth.                     5.25        1/15/2034         4,232
    5,000  Columbus County Industrial Facilities & Pollution
             Control Financing Auth.                                6.25       11/01/2033         5,799
    5,250  State Medical Care Commission                            5.00        7/01/2033         5,502
    4,000  Wake County Industrial Facilities and Pollution
             Control Financing Auth.                                5.38        2/01/2017         4,051
                                                                                             ----------
                                                                                                 31,076
                                                                                             ----------
           NORTH DAKOTA (0.7%)
    4,685  Fargo                                                    6.25       11/01/2031         5,761
    5,000  Grand Forks                                              5.00       12/01/2032         5,475
    5,000  Grand Forks                                              5.00       12/01/2035         5,455

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  2,500  McLean County                                            4.88%       7/01/2026    $    2,745
    1,685  Williams County                                          5.00       11/01/2026         1,730
                                                                                             ----------
                                                                                                 21,166
                                                                                             ----------
           OHIO (1.6%)
    6,000  Air Quality Dev. Auth.                                   5.70        8/01/2020         7,028
   20,000  Buckeye Tobacco Settlement Financing Auth.               5.88        6/01/2030        16,579
   10,000  Buckeye Tobacco Settlement Financing Auth.               5.75        6/01/2034         7,990
    1,000  Cleveland (INS)                                          5.00        1/01/2031         1,116
    4,640  Higher Education Facility Commission (INS)               5.00        5/01/2036         4,644
    2,000  Lake County                                              5.63        8/15/2029         2,144
    6,325  Lorain County                                            5.25        2/01/2021         6,334
                                                                                             ----------
                                                                                                 45,835
                                                                                             ----------
           OKLAHOMA (2.0%)
   14,705  Chickasaw Nation(d)                                      6.00       12/01/2025        15,931
   13,125  Chickasaw Nation(d)                                      6.25       12/01/2032        14,174
    4,500  Municipal Power Auth. (INS)                              4.50        1/01/2047         4,697
    7,500  Norman Regional Hospital Auth. (INS)                     5.50        9/01/2023         7,547
    3,100  Norman Regional Hospital Auth.                           5.38        9/01/2029         3,195
    8,695  Norman Regional Hospital Auth.                           5.38        9/01/2036         8,891
    2,675  Tulsa Industrial Auth.                                   5.00       10/01/2037         2,826
                                                                                             ----------
                                                                                                 57,261
                                                                                             ----------
           OREGON (0.1%)
    1,755  Keizer                                                   5.20        6/01/2031         1,935
                                                                                             ----------
           PENNSYLVANIA (1.0%)
      750  Allegheny County Higher Education Building Auth.         5.50        3/01/2031           868
    1,015  Allegheny County IDA                                     5.13        9/01/2031         1,013
    4,000  Allegheny County Sanitary Auth. (INS)                    5.00        6/01/2040         4,513
    5,000  Dauphin County                                           5.00        6/01/2042         5,408
    7,000  Economic Development Financing Auth.                     4.00       10/01/2023         7,489
    1,870  Erie Parking Auth. (INS)                                 5.13        9/01/2032         2,162
    2,295  Erie Parking Auth. (INS)                                 5.20        9/01/2035         2,658
      550  Montgomery County IDA                                    5.00       11/15/2029           598
    3,200  Washington County IDA                                    5.00       11/01/2036         3,512
                                                                                             ----------
                                                                                                 28,221
                                                                                             ----------
           PUERTO RICO (0.8%)
   19,000  Commonwealth (INS)                                       5.00        7/01/2035        19,750
    2,000  Industrial, Tourist, Educational, Medical,
             Environmental Control Facilities Financing Auth.       5.38        4/01/2042         2,052
                                                                                             ----------
                                                                                                 21,802
                                                                                             ----------
           RHODE ISLAND (1.1%)
    5,700  EDC (INS)                                                5.00        7/01/2031         5,932
   12,185  EDC (INS)                                                5.00        7/01/2036        12,565

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $    975  Housing and Mortgage Finance Corp.                       6.85%      10/01/2024    $      978
    9,950  Housing and Mortgage Finance Corp.                       4.85        4/01/2033        10,245
                                                                                             ----------
                                                                                                 29,720
                                                                                             ----------
           SOUTH CAROLINA (1.5%)
    5,000  Georgetown County                                        5.70        4/01/2014         5,341
    2,250  Greenwood County                                         5.38       10/01/2039         2,535
   12,580  Jobs EDA (PRE)                                           6.00       11/15/2026        12,676
   12,420  Jobs EDA                                                 6.00       11/15/2026        12,513
   10,000  Jobs EDA (INS)                                           4.60        4/01/2027        10,083
                                                                                             ----------
                                                                                                 43,148
                                                                                             ----------
           SOUTH DAKOTA (0.5%)
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2027         2,596
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2029         2,827
    3,000  Health and Educational Facilities Auth.                  5.25        7/01/2038         3,253
    4,000  Health and Educational Facilities Auth.                  5.00        7/01/2042         4,413
                                                                                             ----------
                                                                                                 13,089
                                                                                             ----------
           TENNESSEE (1.2%)
    4,240  Jackson                                                  5.50        4/01/2033         4,794
    2,000  Johnson City Health and Educational Facilities Board     5.00        8/15/2042         2,122
    3,000  Johnson City Health and Educational Facilities Board     5.50        7/01/2031         3,193
    5,000  Johnson City Health and Educational Facilities Board     5.50        7/01/2036         5,298
    4,155  Knox County Health, Educational and Housing
             Facilities Board                                       5.02(b)     1/01/2036         1,326
    4,000  Knox County Health, Educational and Housing
             Facilities Board                                       5.03(b)     1/01/2037         1,211
    3,765  Shelby County Health, Educational and Housing
             Facilities Board                                       5.00        5/01/2042         4,117
   11,075  Sullivan County Health Educational & Housing
             Facilities Board                                       5.25        9/01/2036        11,612
                                                                                             ----------
                                                                                                 33,673
                                                                                             ----------
           TEXAS (15.6%)
   19,500  Bell County Health Facilities Dev. Corp. (ETM)           6.50        7/01/2019        24,589
    1,520  Bexar County                                             5.00        7/01/2033         1,554
    1,795  Bexar County                                             5.00        7/01/2037         1,826
    6,000  Central Texas Regional Mobility Auth.                    5.75        1/01/2031         7,031
    5,000  Cypress-Fairbanks ISD (NBGA)                             5.00        2/15/2035         5,725
   12,100  Denton ISD (NBGA)                                        5.16(b)     8/15/2028         6,062
   13,885  Denton ISD (NBGA)                                        5.18(b)     8/15/2029         6,615
   11,220  Denton ISD (NBGA)                                        5.20(b)     8/15/2030         5,065
   15,645  Denton ISD (NBGA)                                        5.22(b)     8/15/2031         6,638
    5,000  Duncanville ISD (NBGA)                                   4.63        2/15/2029         5,340
    2,240  Eagle Mountain-Saginaw ISD (NBGA)                        4.50        8/15/2033         2,380

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  9,155  Ennis ISD (NBGA)                                         4.70%(b)    8/15/2034    $    3,405
    9,155  Ennis ISD (NBGA)                                         4.71(b)     8/15/2035         3,240
    9,000  Fort Worth                                               6.00        3/01/2029        10,393
    8,085  Fort Worth                                               6.25        3/01/2033         9,359
    3,990  Guadalupe-Blanco River Auth. (INS)                       5.00        5/15/2039         4,253
    3,000  Harlandale ISD (NBGA)                                    4.75        8/15/2036         3,274
   20,100  Harris County (PRE)                                      4.75       10/01/2031        23,521
    4,900  Harris County                                            4.75       10/01/2031         5,553
    4,000  Harris County Education Facilities Finance Corp.         5.25       10/01/2029         4,813
    1,500  Harris County Health Facilities Dev. Corp.               7.25       12/01/2035         1,883
    7,000  Harris County IDC                                        5.00        2/01/2023         7,826
    2,660  Hopkins County Hospital District                         5.75        2/15/2028         2,756
    2,000  Hopkins County Hospital District                         6.00        2/15/2033         2,055
   12,500  Houston Airport System                                   5.50        7/01/2034        14,187
   22,000  Houston ISD (NBGA)                                       5.00        2/15/2033        25,241
    5,000  Irving ISD (NBGA)                                        5.38(b)     2/15/2028         2,469
   22,000  Judson ISD (NBGA)(c)                                     4.50        2/01/2035        23,449
    3,000  Laredo CCD (INS)                                         5.25        8/01/2035         3,407
   10,350  Lower Colorado River Auth. (INS)                         5.00        5/15/2031        10,367
    5,300  Matagorda County                                         6.30       11/01/2029         6,186
    4,235  Mesquite Health Facilities Dev. Corp.                    5.63        2/15/2035         4,321
      820  Midlothian Dev. Auth.                                    5.13       11/15/2026           824
    5,000  North Fort Bend Water Auth.                              5.00       12/15/2036         5,576
    3,000  North Texas Tollway Auth.                                5.63        1/01/2028         3,406
    5,000  North Texas Tollway Auth.                                5.63        1/01/2033         5,602
   15,000  North Texas Tollway Auth.                                5.63        1/01/2033        16,805
   15,000  North Texas Tollway Auth.                                5.75        1/01/2033        16,695
    3,000  North Texas Tollway Auth.                                7.55(b)     9/01/2037           814
   12,500  North Texas Tollway Auth.                                5.75        1/01/2040        14,060
    5,490  Red River Education Finance Corp.                        4.38        3/15/2027         5,971
    1,000  San Leanna Education Facilities Corp.                    5.13        6/01/2026         1,065
    1,815  San Leanna Education Facilities Corp.                    5.13        6/01/2027         1,928
    6,025  San Leanna Education Facilities Corp.                    4.75        6/01/2032         6,222
    2,395  San Leanna Education Facilities Corp.                    5.13        6/01/2036         2,490
    7,205  Schertz - Cibolo - Universal City ISD (NBGA)             5.09(b)     2/01/2033         2,689
    6,200  Schertz - Cibolo - Universal City ISD (NBGA)             5.11(b)     2/01/2035         2,079
   18,530  State Turnpike Auth. (INS)                               5.25(b)     8/15/2030         7,669
    1,100  Tarrant County Cultural Education Facilities
             Finance Corp.                                          6.00       11/15/2026         1,177
    6,315  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.63       11/15/2027         6,601
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          6.00       11/15/2036         4,258

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $ 15,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.13%       5/15/2037    $   15,141
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.75       11/15/2037         4,138
    5,000  Transportation Commission                                4.50        4/01/2033         5,524
    4,595  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2027         4,776
   22,000  Tyler Health Facilities Dev. Corp.                       5.25       11/01/2032        23,574
   10,000  Tyler Health Facilities Dev. Corp.                       5.00        7/01/2033        10,444
    8,585  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2033         8,923
    1,230  Tyler Health Facilities Dev. Corp.                       5.38       11/01/2037         1,313
    1,000  Uptown Dev. Auth.                                        5.50        9/01/2029         1,101
    3,000  Weatherford ISD (NBGA)                                   4.83(b)     2/15/2027         1,659
    2,500  Weatherford ISD (NBGA)                                   4.84(b)     2/15/2028         1,317
    6,360  West Harris County Regional Water Auth. (INS)            4.70       12/15/2030         6,854
    4,770  Wood County Central Hospital District                    6.00       11/01/2041         5,427
                                                                                             ----------
                                                                                                440,905
                                                                                             ----------
           VIRGINIA (1.5%)
   11,280  College Building Auth.                                   5.00        6/01/2026        11,693
    5,000  College Building Auth.                                   5.00        6/01/2029         5,160
      880  College Building Auth. (PRE)                             5.00        6/01/2036         1,025
    3,120  College Building Auth.                                   5.00        6/01/2036         3,188
    1,465  Farms of New Kent Community Dev. Auth.(g)                5.13        3/01/2036           810
    8,665  Farms of New Kent Community Dev. Auth.(g)                5.45        3/01/2036         4,791
    2,000  Farms of New Kent Community Dev. Auth.(g)                5.80        3/01/2036         1,106
    1,300  Lewistown Commerce Center Community Dev. Auth.(g)        5.75        3/01/2019           848
   10,875  Lewistown Commerce Center Community Dev. Auth.(g)        6.05        3/01/2027         7,087
    5,000  Small Business Financing Auth.                           5.25        9/01/2037         5,237
    2,696  Watkins Centre Community Dev. Auth.                      5.40        3/01/2020         2,782
                                                                                             ----------
                                                                                                 43,727
                                                                                             ----------
           WASHINGTON (0.1%)
    2,500  Health Care Facilities Auth. (INS)                       6.00        8/15/2039         2,936
                                                                                             ----------
           WEST VIRGINIA (0.3%)
    2,000  EDA                                                      5.38       12/01/2038         2,211
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2027         2,680
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2028         2,689
                                                                                             ----------
                                                                                                  7,580
                                                                                             ----------
           WISCONSIN (1.7%)
      635  Health & Educational Facilities Auth.                    5.38       10/01/2021           639
    5,000  Health & Educational Facilities Auth.                    5.75       11/15/2030         5,797
    3,000  Health & Educational Facilities Auth.                    5.00        8/15/2032         3,358
    3,500  Health & Educational Facilities Auth.(h)                 4.00       10/01/2032         3,648
   10,600  Health & Educational Facilities Auth.                    5.38        2/15/2034        11,154

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
 $  2,500  Health & Educational Facilities Auth.                    5.38%       8/15/2037    $    2,791
    3,000  Health & Educational Facilities Auth.(h)                 5.00        4/01/2042         3,309
    8,500  Health & Educational Facilities Auth.                    5.00       11/15/2044         9,243
    7,800  Kaukauna (INS)                                           5.00       12/15/2035         8,708
                                                                                             ----------
                                                                                                 48,647
                                                                                             ----------
           WYOMING (0.4%)
    2,360  Municipal Power Agency                                   5.50        1/01/2033         2,647
    2,300  Municipal Power Agency                                   5.50        1/01/2038         2,548
    6,000  Sweetwater County                                        5.25        7/15/2026         6,871
                                                                                             ----------
                                                                                                 12,066
                                                                                             ----------
           Total Fixed-Rate Instruments (cost: $2,354,154)                                    2,500,585
                                                                                             ----------

           PUT BONDS (2.3%)

           ARIZONA (0.5%)
   12,500  Maricopa County                                          6.00        5/01/2029        13,377
                                                                                             ----------
           FLORIDA (0.1%)
    4,000  Putnam County Dev. Auth. (INS)                           5.35        3/15/2042         4,505
                                                                                             ----------
           INDIANA (0.3%)
    9,000  Rockport                                                 6.25        6/01/2025         9,693
                                                                                             ----------
           LOUISIANA (0.3%)
    6,750  St. Charles Parish                                       4.00       12/01/2040         7,354
                                                                                             ----------
           OHIO (0.4%)
    9,000  Air Quality Dev. Auth.                                   2.25        8/01/2029         9,075
    2,400  Water Dev. Auth.                                         2.25        8/01/2029         2,417
                                                                                             ----------
                                                                                                 11,492
                                                                                             ----------
           PENNSYLVANIA (0.7%)
    8,250  Beaver County IDA                                        2.70        4/01/2035         8,276
   11,000  Berks County Municipal Auth.                             1.68(i)    11/01/2039        11,038
                                                                                             ----------
                                                                                                 19,314
                                                                                             ----------
           Total Put Bonds (cost: $62,811)                                                       65,735
                                                                                             ----------

           VARIABLE-RATE DEMAND NOTES (8.0%)

           ARIZONA (1.1%)
   22,485  Health Facilities Auth. (LOC - Sovereign Bank)           0.97       12/01/2037        22,485
    9,295  Pima County IDA (LIQ)(d)                                 0.33        7/01/2033         9,295
                                                                                             ----------
                                                                                                 31,780
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           CALIFORNIA (2.5%)
 $ 10,000  Downey School Facilities Financing Auth. (LIQ)
             (LOC - Dexia Credit Local)(d)                          0.68%       8/01/2025    $   10,000
    6,170  Educational Facilities Auth. (LOC - Sovereign Bank)      1.20       11/01/2042         6,170
    2,875  Hacienda La Puente USD (LIQ)
             (LOC - Dexia Credit Local)(d)                          0.87        8/01/2024         2,875
   25,310  State (LIQ)(LOC - Dexia Credit Local)(d)                 0.83        2/01/2025        25,310
   14,665  State (LIQ)(LOC - Dexia Credit Local)(d)                 0.73        8/01/2027        14,665
   10,845  Victorville Joint Powers Financing Auth.
             (LOC - BNP Paribas)                                    2.75        5/01/2040        10,845
                                                                                             ----------
                                                                                                 69,865
                                                                                             ----------
           ILLINOIS (1.1%)
    8,800  Finance Auth. (LOC - Sovereign Bank)                     0.97        5/15/2037         8,800
   21,230  State (LIQ)                                              2.00       10/01/2033        21,230
                                                                                             ----------
                                                                                                 30,030
                                                                                             ----------
           MASSACHUSETTS (0.2%)
    5,430  Dev. Finance Agency (LOC - Sovereign Bank)               1.60       11/01/2037         5,430
                                                                                             ----------
           MICHIGAN (0.3%)
    8,380  Strategic Fund (LOC - Sovereign Bank)                    0.97       11/15/2034         8,380
                                                                                             ----------
           NEW JERSEY (0.1%)
    4,455  EDA (LIQ)(LOC - Dexia Credit Local)(d)                   0.83        9/01/2022         4,455
                                                                                             ----------
           NEW YORK (1.1%)
      630  Erie County IDA (LOC - Key Bank, N.A.)                   0.32        9/01/2017           630
    2,670  Erie County IDA (LOC - Key Bank, N.A.)                   0.32        6/01/2022         2,670
   20,000  Housing Finance Agency
             (LOC - Landesbank Baden-Wurttemberg)                   0.48       11/01/2041        20,000
    7,880  Nassau County IDA (LOC - Sovereign Bank)                 1.75       12/01/2036         7,880
                                                                                             ----------
                                                                                                 31,180
                                                                                             ----------
           PENNSYLVANIA (0.2%)
    4,955  Luzerne County IDA (LOC - Sovereign Bank)                1.75        2/01/2029         4,955
                                                                                             ----------
           PUERTO RICO (1.1%)
   11,730  Electric Power Auth. (LIQ)(LOC - Dexia Credit Local)(d)  0.78        7/01/2026        11,730
   13,385  Highway & Transportation Auth. (LIQ)
             (LOC - Dexia Credit Local)(d)                          0.78        7/01/2030        13,385
    5,275  Municipal Finance Auth. (LIQ)
             (LOC - Dexia Credit Local)(d)                          0.92        8/01/2021         5,275
                                                                                             ----------
                                                                                                 30,390
                                                                                             ----------
           TEXAS (0.1%)
    2,980  North East ISD (LIQ)(NBGA)(d)                            0.72        2/01/2028         2,980
                                                                                             ----------

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           WASHINGTON (0.2%)
 $  5,985  Housing Finance Commission (LOC - HSH Nordbank A.G.)     1.75%      3/01/2036     $    5,985
                                                                                             ----------
           Total Variable-Rate Demand Notes (cost: $225,430)                                    225,430
                                                                                             ----------

           TOTAL INVESTMENTS (COST: $2,642,395)                                              $2,791,750
                                                                                             ==========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-           $2,500,585              $-     $2,500,585
Put Bonds                                         -               65,735               -         65,735
Variable-Rate Demand Notes                        -              225,430               -        225,430
-------------------------------------------------------------------------------------------------------
Total                                            $-           $2,791,750              $-     $2,791,750
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (c) At September 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2012, was $38,653,000, which represented 1.4% of the Fund's net assets.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

    (g) Security was fair valued at September 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (h) At September 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $6,957,000.

    (i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2012.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,642,395)     $2,791,750
  Cash                                                                     6,601
  Receivables:
    Capital shares sold                                                    1,313
    USAA Asset Management Company (Note 6C)                                    1
    Interest                                                              34,544
    Securities sold                                                        5,299
    Other                                                                     40
                                                                      ----------
      Total assets                                                     2,839,548
                                                                      ----------
LIABILITIES
  Payables:
    Securities purchased                                                   9,965
    Capital shares redeemed                                                  742
    Dividends on capital shares                                            1,926
  Accrued management fees                                                    725
  Accrued transfer agent's fees                                               22
  Other accrued expenses and payables                                         75
                                                                      ----------
      Total liabilities                                                   13,455
                                                                      ----------
        Net assets applicable to capital shares outstanding           $2,826,093
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $2,689,639
  Accumulated undistributed net investment income                              8
  Accumulated net realized loss on investments                           (12,909)
  Net unrealized appreciation of investments                             149,355
                                                                      ----------
        Net assets applicable to capital shares outstanding           $2,826,093
                                                                      ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,818,056/202,554
      shares outstanding)                                             $    13.91
                                                                      ==========
    Adviser Shares (net assets of $8,037/578 shares outstanding)      $    13.91
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                 $  62,149
                                                                  ---------
EXPENSES
  Management fees                                                     4,455
  Administration and servicing fees:
    Fund Shares                                                       2,064
    Adviser Shares                                                        5
  Transfer agent's fees:
    Fund Shares                                                         465
  Distribution and service fees (Note 6E):
    Adviser Shares                                                        8
  Custody and accounting fees:
    Fund Shares                                                         157
  Postage:
    Fund Shares                                                          23
  Shareholder reporting fees:
    Fund Shares                                                          19
  Trustees' fees                                                          6
  Registration fees:
    Fund Shares                                                          17
    Adviser Shares                                                       24
  Professional fees                                                      87
  Other                                                                  21
                                                                  ---------
    Total expenses                                                    7,351
  Expenses reimbursed:
    Adviser Shares                                                      (19)
                                                                  ---------
      Net expenses                                                    7,332
                                                                  ---------
NET INVESTMENT INCOME                                                54,817
                                                                  ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                   1,489
  Change in net unrealized appreciation/depreciation                 80,250
                                                                  ---------
      Net realized and unrealized gain                               81,739
                                                                  ---------
  Increase in net assets resulting from operations                $ 136,556
                                                                  =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited), and year ended March 31, 2012

-------------------------------------------------------------------------------------------

                                                                  9/30/2012       3/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   54,817      $  106,353
  Net realized gain (loss) on investments                             1,489         (14,238)
  Change in net unrealized appreciation/depreciation of
    investments                                                      80,250         258,097
                                                                 --------------------------
    Increase in net assets resulting from operations                136,556         350,212
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                     (54,462)       (105,972)
    Adviser Shares                                                     (121)           (220)
                                                                 --------------------------
      Total distributions of net investment income                  (54,583)       (106,192)
                                                                 --------------------------
  Net realized gains:
    Fund Shares                                                           -          (2,907)
    Adviser Shares                                                        -              (7)
                                                                 --------------------------
      Total distributions of net realized gains                           -          (2,914)
                                                                 --------------------------
    Distributions to shareholders                                   (54,583)       (109,106)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                       147,494         177,757
  Adviser Shares                                                      1,974             750
                                                                 --------------------------
    Total net increase in net assets from
      capital share transactions                                    149,468         178,507
                                                                 --------------------------
  Capital contribution from USAA Transfer Agency Company                  -               3
                                                                 --------------------------
  Net increase in net assets                                        231,441         419,616
NET ASSETS
  Beginning of period                                             2,594,652       2,175,036
                                                                 --------------------------
  End of period                                                  $2,826,093      $2,594,652
                                                                 ==========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                  $        8      $     (226)
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities, fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

       on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $6,809,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2012, the Fund paid CAPCO facility fees of $9,000, which represents 5.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2012, the Fund had post-enactment net capital loss carryfowards of $7,265,000 and no pre-enactment capital loss carryforwards, for federal income tax purposes.

POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 TAX CHARACTER
(NO EXPIRATION)                  BALANCE
---------------                ----------
Short-Term                     $1,983,000
Long-Term                       5,282,000
                               ----------
                     Total     $7,265,000
                               ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2012, were $201,476,000 and $161,095,000, respectively.

As of September 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $213,676,000 and $64,321,000, respectively, resulting in net unrealized appreciation of $149,355,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED           YEAR ENDED
                                   SEPTEMBER 30, 2012            MARCH 31, 2012
----------------------------------------------------------------------------------
                                   SHARES       AMOUNT        SHARES       AMOUNT
                                  ------------------------------------------------
FUND SHARES:
Shares sold                        17,213     $ 235,285       16,972     $ 220,829
Merger                                  -             -       10,786       142,812
Shares issued from reinvested
  dividends                         3,019        41,575        6,306        81,969
Shares redeemed                    (9,420)     (129,366)     (20,747)     (267,853)
                                  ------------------------------------------------
Net increase from capital share
  transactions                     10,812     $ 147,494       13,317     $ 177,757
                                  ================================================

ADVISER SHARES:
Shares sold                           153     $   2,116           83     $   1,093
Shares issued from reinvested
  dividends                             2            26            1            14
Shares redeemed                       (12)         (168)         (26)         (357)
                                  ------------------------------------------------
Net increase from
  capital share transactions          143     $   1,974           58     $     750
                                  ================================================

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General & Insured Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $4,455,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $593,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,064,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2012, the Fund reimbursed the Manager $41,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2013, to limit the annual expenses of the Adviser Shares to 0.85% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    or terminated through August 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2012, the Adviser Shares incurred reimbursable expenses of $19,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $465,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2012, USAA and its affiliates owned 377,000 shares, which represent 65.3% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                             -------------------------------------------------------------------------------
                                   2012           2012         2011         2010           2009         2008
                             -------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    13.50     $    12.16   $    12.83   $    11.59     $    12.97   $    13.91
                             -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .27            .59          .62          .65            .66          .64
  Net realized and
    unrealized gain (loss)          .41           1.36         (.63)        1.24          (1.35)        (.90)
                             -------------------------------------------------------------------------------
Total from investment
  operations                        .68           1.95         (.01)        1.89           (.69)        (.26)
                             -------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.27)          (.59)        (.62)        (.65)          (.66)        (.64)
  Realized capital gains              -           (.02)        (.04)        (.00)(a)       (.03)        (.04)
                             -------------------------------------------------------------------------------
Total distributions                (.27)          (.61)        (.66)        (.65)          (.69)        (.68)
                             -------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.91     $    13.50   $    12.16   $    12.83     $    11.59   $    12.97
                             ===============================================================================
Total return (%)*                  5.09          16.30         (.19)       16.59(b)       (5.34)       (1.98)
Net assets at end
  of period (000)            $2,818,056     $2,588,782   $2,170,450   $2,344,007     $2,029,981   $2,303,256
Ratios to average
  net assets:**
  Expenses (%)(c)                   .53(d)         .52          .47          .45(b)         .44          .48
  Net investment income (%)        3.97(d)        4.54         4.84         5.21           5.42         4.71
Portfolio turnover (%)                6              9           15            8             13           32

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $2,745,557,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)      (.00%)(+)    (.00%)(+)    (.00%)(+)      (.00%)(+)    (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH
                                                      PERIOD ENDED      YEAR ENDED       PERIOD ENDED
                                                      SEPTEMBER 30,      MARCH 31,         MARCH 31,
                                                          2012             2012             2011***
                                                      -----------------------------------------------
Net asset value at beginning of period                   $13.50           $12.16            $13.02
                                                         -----------------------------------------
Income (loss) from investment operations:
  Net investment income                                     .25              .55               .37
  Net realized and unrealized gain (loss)                   .41             1.36              (.82)
                                                         -----------------------------------------
Total from investment operations                            .66             1.91              (.45)
                                                         -----------------------------------------
Less distributions from:
  Net investment income                                    (.25)            (.55)             (.37)
  Realized capital gains                                     --             (.02)             (.04)
                                                         -----------------------------------------
Total distributions                                        (.25)            (.57)             (.41)
                                                         -----------------------------------------
Net asset value at end of period                         $13.91           $13.50            $12.16
                                                         =========================================
Total return (%)*                                          4.93            15.92             (3.49)
Net assets at end of period (000)                        $8,037           $5,870            $4,586
Ratios to average net assets:**
  Expenses (%)                                              .85(b)           .85               .85(b)
  Expenses, excluding reimbursements (%)(a)                1.43(b)          1.32              1.53(b)
  Net investment income (%)                                3.64(b)          4.20              4.47(b)
Portfolio turnover (%)                                        6                9                15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were
    $6,642,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                          BEGINNING            ENDING            DURING PERIOD*
                                        ACCOUNT VALUE       ACCOUNT VALUE        APRIL 1, 2012 -
                                        APRIL 1, 2012     SEPTEMBER 30, 2012    SEPTEMBER 30, 2012
                                        ----------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00            $1,050.90              $2.72

Hypothetical
 (5% return before expenses)               1,000.00             1,022.41               2.69

ADVISER SHARES
Actual                                     1,000.00             1,049.30               4.37

Hypothetical
 (5% return before expenses)               1,000.00             1,010.40               4.31

* Expenses are equal to the annualized expense ratio of 0.53% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.09% for Fund Shares and 4.93% for Adviser Shares for the six-month period of April 1, 2012, through September 30, 2012.

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered.

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2011, and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2011, was in the top 20% of its performance universe for the three-year period ended December 31, 2011, and was in the top 45% of its performance universe for the five-year period ended December 31, 2011. The Board took into account management's discussion of the Fund's performance, including any actions taken with respect to the Fund, as well as management's continued monitoring of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax

================================================================================

58  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

TRUSTEES                        Daniel S. McNamara
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Paul L. McNamara
                                Patrick T. Bannigan*

                                *Effective October 31, 2012, Patrick T. Bannigan
                                 resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND               USAA Asset Management Company
INVESTMENT ADVISER              P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                 USAA Investment Management Company
DISTRIBUTOR                     P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                  USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                   State Street Bank and Trust Company
ACCOUNTING AGENT                P.O. Box 1713
                                Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                     Ernst & Young LLP
REGISTERED PUBLIC               100 West Houston St., Suite 1800
ACCOUNTING FIRM                 San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                     Under "My Accounts" on
SELF-SERVICE 24/7               usaa.com select "Investments,"
AT USAA.COM                     then "Mutual Funds"

OR CALL                         Under "Investments" view
(800) 531-USAA                  account balances, or click
        (8722)                  "I want to...," and select
                                the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39596-1112                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     12/03/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/03/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/03/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.